Dec. 16, 2005

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549-1004

ATTN:      Document Control - EDGAR

RE:        American Enterprise Variable Annuity Account
               Evergreen New Solutions Select Variable Annuity
           File Nos. 333-92297

Dear Commissioners:

Registrant is filing under Rule 497 (c) the final form of prospectus dated April 29, 2005, amended of October 3, 2005.

If you have any questions or concerns regarding this filing, please contact Kristin Vann at 612-671-4179 or me at 612-671-2237.


Very truly yours,




/s/  Eric Marhoun
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     Eric Marhoun
     General Counsel